Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary Of Significant Accounting Policies [Abstract]
Useful Lives Of Newly Acquired Assets

Computer equipment	3-5 years
Production equipment	5-7 years
Office equipment, furniture and fixtures	3-7 years
Software	3 years
Technology	6-9 years
Leasehold improvements	Shorter of useful life or lease term

Estimated Useful Lives Of Intangible Assets

Customer relationships	5-20 years
Tradenames	3-20 years
Data sublicense agreement	6 years
Non-compete agreements	2-5 years
Backlog	4 years